Schedule of Investments - September 30, 2020
Hotchkis & Wiley Diversified Value Fund (Unaudited)

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COMMON STOCKS - 99.58%	Held	Value
COMMUNICATION SERVICES - 9.81%
Interactive Media & Services - 1.96%
Alphabet, Inc. (a)	950	$1,392,320

Media - 6.16%
Comcast Corp.	25,700	1,188,882
Discovery, Inc. (a)	45,600	893,760
The Interpublic Group of Companies, Inc.	20,400	340,068
News Corp.	82,700	1,159,454
Omnicom Group, Inc.	6,300	311,850
ViacomCBS, Inc.	16,700	467,767
		4,361,781
Wireless Telecommunication Services - 1.69%
Vodafone Group PLC - ADR	89,263	1,197,910
TOTAL COMMUNICATION SERVICES		6,952,011

CONSUMER DISCRETIONARY - 7.38%
Auto Components - 2.73%
Adient PLC (a)	10,774	186,713
The Goodyear Tire & Rubber Company	39,000	299,130
Magna International, Inc.	31,700	1,450,275
		1,936,118
Automobiles - 3.68%
General Motors Company	71,500	2,115,685
Harley-Davidson, Inc.	19,900	488,346
		2,604,031
Internet Catalog & Retail - 0.97%
Booking Holdings, Inc. (a)	400	684,272
TOTAL CONSUMER DISCRETIONARY		5,224,421

CONSUMER STAPLES - 2.40%
Food Products - 0.69%
Mondelez International, Inc.	8,500	488,325

Personal Products - 1.71%
Unilever PLC - ADR	19,600	1,208,928
TOTAL CONSUMER STAPLES		1,697,253

ENERGY - 9.46%
Energy Equipment & Services - 2.97%
Baker Hughes Company	26,600	353,514
Halliburton Company	46,100	555,505
National Oilwell Varco, Inc.	85,700	776,442
Schlumberger NV	26,900	418,564
		2,104,025
Oil, Gas & Consumable Fuels - 6.49%
Apache Corp.	78,200	740,554
Hess Corp.	29,500	1,207,435
Marathon Oil Corp.	228,900	936,201
Marathon Petroleum Corp.	20,922	613,851
Murphy Oil Corp.	20,000	178,400
Royal Dutch Shell PLC - ADR	36,462	917,749
		4,594,190
TOTAL ENERGY		6,698,215

FINANCIALS - 28.39%
Banks - 14.26%
Bank of America Corp.	71,122	1,713,329
CIT Group, Inc.	9,600	170,016
Citigroup, Inc.	67,074	2,891,560
Citizens Financial Group, Inc.	44,700	1,130,016
Fifth Third Bancorp	26,300	560,716
The PNC Financial Services Group, Inc.	7,000	769,370
Wells Fargo & Company	121,734	2,861,967
		10,096,974
Capital Markets - 4.53%
The Bank of New York Mellon Corp.	18,200	624,988
The Goldman Sachs Group, Inc.	8,700	1,748,439
Morgan Stanley	10,600	512,510
State Street Corp.	5,400	320,382
		3,206,319
Consumer Finance - 0.90%
Discover Financial Services	11,100	641,358

Diversified Financial Services - 1.19%
Equitable Holdings, Inc.	46,200	842,688

Insurance - 7.51%
American International Group, Inc.	118,700	3,267,811
The Hartford Financial Services Group, Inc.	24,500	903,070
The Travelers Companies, Inc.	10,600	1,146,814
		5,317,695
TOTAL FINANCIALS		20,105,034

HEALTH CARE - 11.37%
Biotechnology - 0.52%
Biogen, Inc. (a)	1,300	368,784

Health Care Equipment & Supplies - 3.11%
Medtronic PLC	13,082	1,359,481
Zimmer Biomet Holdings, Inc.	6,200	844,068
		2,203,549
Health Care Providers & Services - 5.41%
Anthem, Inc.	7,000	1,880,130
Centene Corp. (a)	8,200	478,306
Humana, Inc.	1,300	538,057
UnitedHealth Group, Inc.	3,000	935,310
		3,831,803
Pharmaceuticals - 2.33%
GlaxoSmithKline PLC - ADR	27,400	1,031,336
Sanofi - ADR	12,300	617,091
		1,648,427
TOTAL HEALTH CARE		8,052,563

INDUSTRIALS - 13.35%
Aerospace & Defense - 0.40%
The Boeing Company	1,300	214,838
Embraer SA - ADR (a)	16,400	72,324
		287,162
Air Freight & Logistics - 2.66%
FedEx Corp.	7,500	1,886,400

Construction & Engineering - 0.18%
Fluor Corp.	14,300	125,983

Industrial Conglomerates - 5.30%
General Electric Company	602,100	3,751,083

Machinery - 4.81%
CNH Industrial NV (a)	152,100	1,189,422
Cummins, Inc.	8,800	1,858,208
PACCAR, Inc.	4,200	358,176
		3,405,806
TOTAL INDUSTRIALS		9,456,434

INFORMATION TECHNOLOGY - 12.89%
Communications Equipment - 1.47%
Telefonaktiebolaget LM Ericsson - ADR	95,300	1,037,817

Electronic Equipment, Instruments & Components - 3.55%
Corning, Inc.	46,400	1,503,824
TE Connectivity Ltd.	10,300	1,006,722
		2,510,546
Semiconductors & Semiconductor Equipment - 0.54%
Texas Instruments, Inc.	2,700	385,533

Software - 5.64%
Microsoft Corp.	9,100	1,914,003
Oracle Corp.	32,100	1,916,370
Teradata Corp. (a)	7,300	165,710
		3,996,083
Technology Hardware, Storage & Peripherals - 1.69%
Hewlett Packard Enterprise Company	127,900	1,198,423
TOTAL INFORMATION TECHNOLOGY		9,128,402

MATERIALS - 1.29%
Containers & Packaging - 1.29%
International Paper Company	22,500	912,150
TOTAL MATERIALS		912,150

UTILITIES - 3.24%
Electric Utilities - 3.24%
PPL Corp.	66,100	1,798,581
The Southern Company	9,200	498,824
TOTAL UTILITIES		2,297,405

Total common stocks (Cost $92,349,788)		70,523,888
Total long-term investments (Cost $92,349,788)		70,523,888
	Principal
SHORT-TERM INVESTMENTS - 0.44%	Amount
Time Deposits - 0.44%
BNP Paribas, 0.01%, 10/01/2020*	$314,592	314,592
Total short-term investments (Cost $314,592)		314,592

Total investments - 100.02% (Cost $92,664,380)		70,838,480
Liabilities in excess of other assets - (0.02)%		(15,892)
Net assets - 100.00%		$70,822,588

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$70,523,888
Time Deposits	314,592
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$70,838,480

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.